Note 12 - Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Earnings per share [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion Biotech A/S	$(10,567)	$(22,125)	$(23,169)
Weighted-average number of ordinary shares outstanding	53,644,483	27,335,829	23,638,685
Loss per share before and after dilution	$(0.20)	$(0.81)	$(0.98)

Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [text block]
	Years Ended December 31,
	2024	2023	2022

Warrants(1)	62,579,819	12,816,407	3,094,129